Financial Instruments Risk - Schedule of Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 6,675
Unearned finance income	(358)
Total lease receivable	6,317
Current	(1,883)	$ (978)
Long-term	4,434	$ 4,256
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2,073
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2,311
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,180
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	497
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	432
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 182